Cover	Dec. 28, 2022
Cover [Abstract]
Entity Registrant Name	WeTrade Group Inc.
Entity Central Index Key	0001784970
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 28, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	Room 101
Entity Address Address Line 2	Level 1 Building 8
Entity Address Address Line 3	No. 18, Kechuang 10th Street
Entity Address City Or Town	Beijing
Entity Address Postal Zip Code	100020
City Area Code	86
Local Phone Number	135-011-76409
Entity Address Country	CN